Long-Term Debt Senior Secured Notes (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Debt, long-term and short-term		$ 3,766.0
Senior secured notes due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt, stated interest rate	8.00%	8.00%
Debt, long-term and short-term	$ 500.0	$ 500.0	$ 500.0